UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-02527

Deutsche DWS Money Funds

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Diane Kenneally

One International Place

Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-2500

Date of fiscal year end: 7/31

Date of reporting period: 4/30/2019

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                                                              as of April 30, 2019 (Unaudited)

DWS Money Market Prime Series

	Principal Amount ($)	Value ($)
Certificates of Deposit and Bank Notes 11.7%
Bank of Nova Scotia, U.S. Federal Funds Effective Rate plus 0.430%, 2.91% *, 5/16/2019	4,000,000	4,000,000
Cooperatieve Rabobank UA, 1-month LIBOR plus 0.300%, 2.783% *, 7/30/2019	15,500,000	15,500,000
Natixis, U.S. Federal Funds Effective Rate plus 0.480%, 2.96% *, 6/12/2019	4,500,000	4,500,000
Skandinaviska Enskilda Banken AB, 1-month LIBOR plus 0.280%, 2.754% *, 10/8/2019	5,250,000	5,250,000
Svenska Handelsbanken AB:
1-month LIBOR plus 0.180%, 2.654% *, 5/7/2019	10,000,000	10,000,000
3-month LIBOR plus 0.100%, 2.715% *, 6/4/2019	12,500,000	12,500,000
Toronto-Dominion Bank:
3-month LIBOR plus 0.110%, 2.714% *, 7/12/2019	12,700,000	12,700,000
3-month LIBOR plus 0.110%, 2.718% *, 9/6/2019	10,000,000	10,000,000
Wells Fargo Bank NA, 1-month LIBOR plus 0.250%, 2.752% *, 8/1/2019	10,000,000	10,000,000
Total Certificates of Deposit and Bank Notes (Cost $84,450,000)		84,450,000
Commercial Paper 44.4%
Issued at Discount ** 34.8%
Banco del Estado de Chile, 144A, 2.611%, 7/5/2019	10,000,000	9,953,507
Barclays Bank PLC, 144A, 2.677%, 7/22/2019	7,000,000	6,957,907
BASF SE, 144A, 2.575%, 6/27/2019	8,400,000	8,366,218
Bedford Row Funding Corp., 144A, 2.687%, 11/8/2019	11,000,000	10,845,343
BPCE SA, 2.687%, 10/1/2019	10,000,000	9,887,375
Colgate Palmolive Co., 144A, 2.525%, 5/2/2019	550,000	549,962
Collateralized Commercial Paper Flex Co., LLC, 144A, 2.971%, 7/10/2019	10,000,000	9,943,028
Collateralized Commercial Paper II Co. LLC, 144A, 2.94%, 7/2/2019	4,500,000	4,477,525
CPPIB Capital, Inc., 144A, 2.651%, 9/3/2019	12,500,000	12,386,502
DBS Bank Ltd.:
144A, 2.59%, 10/9/2019	7,000,000	6,920,014
144A, 2.616%, 9/26/2019	5,000,000	4,946,967
DNB Bank ASA, 144A, 3.042%, 7/12/2019	4,000,000	3,976,000
Federation des Caisses Desjardins du Quebec:
144A, 2.454%, 5/8/2019	25,000,000	24,988,236
144A, 2.585%, 7/22/2019	3,000,000	2,982,575
IBM Credit LLC, 144A, 2.601%, 5/8/2019	16,500,000	16,491,770
Kells Funding LLC:
2.575%, 6/27/2019	10,000,000	9,959,783
2.606%, 6/11/2019	15,000,000	14,956,096
Liberty Funding LLC, 144A, 2.606%, 7/15/2019	6,500,000	6,465,198
MetLife Short Term Funding LLC, 144A, 2.606%, 8/13/2019	8,750,000	8,685,036
Mont Blanc Capital Corp., 144A, 2.606%, 6/18/2019	7,500,000	7,474,300
National Securities Clearing Corp., 144A, 2.808%, 5/28/2019	1,120,000	1,117,673
Natixis, 2.859%, 7/8/2019	15,000,000	14,920,100
Nederlandse Waterschapsbank NV, 144A, 2.59%, 5/13/2019	8,000,000	7,993,187
Nieuw Amsterdam Receivables Corp., 144A, 2.585%, 7/15/2019	8,000,000	7,957,500
Ontario Teachers Finance Trust:
144A, 2.819%, 5/28/2019	9,000,000	8,981,235
144A, 2.829%, 5/13/2019	6,704,000	6,697,765
Toronto Dominion Bank, 144A, 2.89%, 7/3/2019	5,200,000	5,174,065
United Overseas Bank Ltd.:
144A, 2.91%, 5/22/2019	6,500,000	6,489,118
144A, 2.95%, 5/28/2019	10,000,000	9,978,175
		250,522,160
Issued at Par * 9.6%
ASB Finance Ltd., 144A, 3-month LIBOR plus 0.080%, 2.663%, 1/30/2020	2,250,000	2,250,000
Australia & New Zealand Banking Group Ltd., 144A, 3-month LIBOR plus 0.090%, 2.697%, 6/7/2019	7,500,000	7,500,000
BNZ International Funding Ltd., 144A, 1-month LIBOR plus 0.230%, 2.71%, 7/18/2019	5,000,000	5,000,000
Collateralized Commercial Paper Flex Co. LLC, 144A, 1-month LIBOR plus 0.300%, 2.787%, 8/19/2019	10,000,000	10,000,000
HSBC Bank PLC, 144A, 1-month LIBOR plus 0.300%, 2.787%, 7/19/2019	10,000,000	10,000,000
ING U.S. Funding LLC:
1-month LIBOR plus 0.300%, 2.783%, 7/26/2019	7,500,000	7,500,000
1-month LIBOR plus 0.360%, 2.861%, 10/1/2019	9,250,000	9,250,000
Westpac Banking Corp.:
144A, 3-month LIBOR plus 0.070%, 2.78%, 1/2/2020	10,000,000	10,000,000
144A, 3-month LIBOR plus 0.180%, 2.807%, 8/2/2019	7,500,000	7,500,000
		69,000,000
Total Commercial Paper (Cost $319,522,160)		319,522,160
Variable Rate Demand Notes *** 23.1%
California, University of California Revenue, Series Z-2, 2.4%, 5/7/2019	30,575,000	30,575,000
California, Wells Fargo Stage Trust Various States, Series 94C, 144A, AMT, MUNIPSA + 0.340%, 2.64%, Mandatory Put 7/24/2019 @ 100, 5/1/2030, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	1,500,000	1,500,000
Canyon Oaks LLC, (REIT), 2.576%, 5/7/2019	3,500,000	3,500,000
Colorado, State Housing & Finance Authority, Multi-Family Housing Project, "I", Series A1, 2.43%, 5/7/2019, LIQ: Federal Home Loan Bank	3,565,000	3,565,000
Colorado, State Housing & Finance Authority, Multi-Family Housing Project, "I", Series A-2, 2.43%, 5/7/2019, SPA: Federal Home Loan Bank	15,000,000	15,000,000
Issaquah Gateway SR Development LLC, Series A, 2.49%, 5/2/2019	11,000,000	11,000,000
Jefferson at Stadium Park-Phase A Owner LLC, Series B, 2.576%, 5/7/2019	8,250,000	8,250,000
Jets Stadium Development, 144A, 2.49%, 5/7/2019	22,630,000	22,630,000
Michigan, State Finance Authority Revenue, School Loan Revolving, Series C, 2.45%, 5/7/2019, LOC: Bank of Montreal	10,050,000	10,050,000
New York , State Housing Finance Agency Revenue, 160 Madison Avenue LLC, Series B, 2.42%, 5/1/2019, LOC: Landesbank Hessen-Thuringen	8,500,000	8,500,000
New York, State Housing Finance Agency Revenue, 222 East 44th Street, Series B, 2.58%, 5/1/2019, LOC: Bank of China Ltd.	9,580,000	9,580,000
New York, State Housing Finance Agency, 505 West 37 LLC, Series B, 2.45%, 5/1/2019, LOC: Landesbank Hessen-Thuringen	17,850,000	17,850,000
New York, Taxable Municipal Funding Trust, Series 2018-4, 2.52%, 5/7/2019, INS: AGMC, LOC: Barclays Bank PLC	15,000,000	15,000,000
North Hudson, NJ, Sewerage Authority, Gross Revenue Lease Certificates, Senior Lien, Series C, 2.4%, 5/7/2019, LOC: TD Bank NA	9,575,000	9,575,000
Total Variable Rate Demand Notes (Cost $166,575,000)		166,575,000
Variable Rate Demand Preferred Shares *** 4.2%
Invesco Dynamic Credit Opportunities Fund, 2.57%, 5/7/2019	25,000,000	25,000,000
Invesco Senior Income Trust, 2.57%, 5/7/2019	5,000,000	5,000,000
Total Variable Rate Demand Preferred Shares (Cost $30,000,000)		30,000,000
Corporate Bonds 3.9%
Canadian Imperial Bank of Commerce, 2.818% *, 6/13/2019	8,000,000	8,000,368
Nordea Bank AB, 2.871% *, 10/18/2019	10,000,000	10,007,630
Svenska Handelsbanken AB, 1.5%, 9/6/2019	9,950,000	9,908,689
Total Corporate Bonds (Cost $27,916,687)		27,916,687
Repurchase Agreements 12.6%
BNP Paribas, 2.75%, dated 4/30/2019, to be repurchased at $42,003,208 on 5/1/2019 (a)	42,000,000	42,000,000
Wells Fargo Bank NA, 2.77%, dated 4/30/2019, to be repurchased at $48,903,763 on 5/1/2019 (b)	48,900,000	48,900,000
Total Repurchase Agreements (Cost $90,900,000)		90,900,000
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $719,363,847)	99.9	719,363,847
Other Assets and Liabilities, Net	0.1	743,728
Net Assets	100.0	720,107,575

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
*	Floating rate security. These securities are shown at their current rate as of April 30, 2019.
**	Annualized yield at time of purchase; not a coupon rate.
***	Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder at any time, and are shown at their current rates as of April 30, 2019. Date shown reflects the earlier of demand date or stated maturity date.
(a)	Collateralized by $43,204,800 U.S. Treasury Notes, 1.375%, maturing on 03/31/2020 with a value of $42,840,024.
(b)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
18,553,741	Federal Home Loan Mortgage Corp.	2.5-5.0	1/1/2034-5/1/2049	18,489,531
31,059,648	Federal National Mortgage Association	3.0-4.5	10/1/2033-3/1/2049	31,388,469
Total Collateral Value				49,878,000

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
AGMC: Assured Guaranty Municipal Corp.
AMT: Subject to alternative minimum tax.
GTY: Guaranty Agreement
INS: Insured
LIBOR: London Interbank Offered Rate
LIQ: Liquidity Facility
LOC: Letter of Credit
MUNIPSA: SIFMA Municipal Swap Index Yield
REIT: Real Estate Investment Trust
SPA: Standby Bond Purchase Agreement

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of April 30, 2019 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities (c)	$—	$628,463,847	$—	$628,463,847
Repurchase Agreements	—	90,900,000	—	90,900,000
Total	$—	$719,363,847	$—	$719,363,847

(c)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Money Market Prime Series, a series of Deutsche DWS Money Funds

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	June 24, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	June 24, 2019

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	June 24, 2019